Right to Use Assets and Lease Liability - (Details Narrative)			3 Months Ended		12 Months Ended		52 Months Ended	55 Months Ended
	May 09, 2019 USD ($) ft²	Jan. 23, 2017 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Jan. 02, 2019 USD ($)	Sep. 13, 2017 USD ($)
Rent payments		$ 960					$ 2,508	$ 2,508
Lease term		8 years								2 years
Annual rent, year one										$ 39,200
Annual rent, year two										$ 42,000
Right of use assets			$ 444,514		$ 473,242		473,242	444,514	$ 559,568
Lease liabilities			$ 113,764		$ 110,678		$ 110,678	$ 113,764	559,568
Lease percentage			8.00%		8.00%		8.00%	8.00%
Lease present value			$ 559,568					$ 559,568
Lease expenses			26,550		$ 75,575
ASU 2016-02 [Member]
Right of use assets									529,135
Lease liabilities									$ 531,462
Socialist Republic of Vietnam [Member]
Lease term	5 years
Annual rent, year one	$ 45,150
Annual rent, year two	$ 45,150
Area of land | ft²	4,560.57
Socialist Republic of Vietnam [Member] | Three through Five Years [Member]
Rent increase percentage	5.00%
Related Party [Member]
Rent payments			3,135	$ 5,760	11,913	$ 5,760
Lease expenses			$ 2,178		$ 11,913